Proskauer rose LLP

Eleven Times Square

New York, New York 10036

February 22, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Frank Buda

Re:	Dreyfus Premier Worldwide Growth Fund, Inc. (811-07512)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Premier Investment Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement"), seeking the approval of shareholders of Dreyfus Core Equity Fund (the "Fund"), a series of The Dreyfus/Laurel Funds, Inc. (the "Company"), of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to Dreyfus Worldwide Growth Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class A, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A, Class C and Class I shareholders of the Fund will receive a number of Class A, Class C or Class I shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Class A, Class C or Class I Fund shares as of the closing date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund and the Fund are advised by The Dreyfus Corporation ("Dreyfus") and are sub-advised by Fayez Sarofim & Co. ("Sarofim & Co.").

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Company intends to mail the Prospectus/Proxy Statement in April to the Fund's shareholders of record as of the close of business on April 3, 2018. A special meeting of shareholders is scheduled to be held at Dreyfus' offices on Wednesday, June 6, 2018 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it currently is expected to be consummated on or about June 29, 2018.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994). Such determinations were made in consultation with the funds' independent registered public accounting firms and counsel to the funds and to the independent board members of the funds. These factors include those noted below:

•	Investment Adviser. Dreyfus is the investment adviser to both the Acquiring Fund and the Fund. Dreyfus has engaged Sarofim & Co. to serve as the Acquiring Fund's and the Fund's sub-investment adviser and provide the day-to-day management of each fund's investments. The Fund and the Acquiring Fund have the same portfolio managers, who are employees of Sarofim & Co.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have similar investment objectives and substantially similar investment management policies. However, the investment practices and limitations of each fund are not identical. The Acquiring Fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The Fund seeks long-term capital appreciation. To pursue its goals, the Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of U.S. and foreign companies. The Acquiring Fund normally invests at least 25% of its assets in foreign companies (i.e., those companies organized under the laws of countries other than the U.S.) and at least 25% of its assets in U.S. companies. To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The Fund may invest in foreign securities, but does not seek to invest a particular percentage of its assets in foreign companies. The Acquiring Fund and the Fund each focus on "blue chip" companies with total market capitalizations exceeding $5 billion at the time of purchase, including multinational companies. Blue chip, multinational companies are large, established, globally managed companies that manufacture and distribute their products and services throughout the world. These companies often have a long record of profit growth and dividend payment and a reputation for quality management, products and services. They may be subject to the risks that are involved in investing in foreign securities. The Acquiring Fund and the Fund have the same portfolio managers who, when choosing stocks for the funds, identify economic sectors that they believe will expand over the next three to five years or longer. Using fundamental analysis, the portfolio managers then seek companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The portfolio managers for the Acquiring Fund and the Fund also are alert to companies which they consider undervalued in terms of current earnings, assets or growth prospects. The Acquiring Fund and the Fund each employ a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%. A "buy-and-hold" strategy is an investment strategy characterized by a low portfolio turnover rate, which helps reduce the funds' trading costs and minimizes tax liability by limiting the distribution of capital gains. Each fund also may invest in U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are considered common stock for purposes of the fund's policy with respect to the investment of 80% of its net assets. ADRs typically are issued by U.S. banks or trust companies and represent indirect ownership interests in securities of non-U.S. issuers that are publicly-traded in overseas markets, and may be converted into the underlying foreign securities. Although ADRs are traded in the United States on national securities exchanges and in the over-the-counter market, their values depend on the performance of the non-dollar denominated underlying foreign securities. Given that the Acquiring Fund and the Fund have similar investment objectives and substantially similar investment management policies, the risks associated with an investment in the Acquiring Fund and the Fund are substantially similar. Because the Acquiring Fund normally invests at least 25% of its assets in foreign companies, it generally holds more ADRs than the Fund and, thus, may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, to a greater extent than the Fund. The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•	Expense Structure and Expense Ratios. The Acquiring Fund has a lower management fee and, although circumstances might change, lower total annual fund expenses than the Fund. Under its agreement with Dreyfus, the Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.75% of the value of the Acquiring Fund's average daily net assets. Under its agreement with Dreyfus, the Fund has agreed to pay Dreyfus a management fee at the annual rate of 1.10% of the value of the Fund's average daily net assets. Dreyfus, in turn, pays Sarofim & Co. for the provision of sub-investment advisory services to the Acquiring Fund and the Fund. Unlike the arrangements between most investment advisers and the funds they manage, the Fund pays Dreyfus a "unitary" fee and Dreyfus pays all of the Fund's expenses except for certain fees and expenses described in the Prospectus/Proxy Statement. The Acquiring Fund pays Dreyfus a separate management fee, pays certain other service providers (such as the custodian and transfer agent) directly, and bears other Acquiring Fund expenses directly. Consequently, although the Acquiring Fund's Class A, Class C and Class I shares had, and are expected to continue to have, lower total annual expense ratios than the corresponding class of shares of the Fund, because the "other" expenses of each class of the Acquiring Fund may vary from year to year, it is possible that the total fund operating expenses of one or more classes of the Acquiring Fund will be more or less than those of the corresponding class of the Fund. Annual fund operating expenses for the Fund and the Acquiring Fund as of the last fiscal year end (August 31, 2017 for the Fund and October 31, 2017 for the Acquiring Fund) were 1.35% and 1.18% for Class A, 2.10% and 1.92% for Class C, and 1.10% and 0.91% for Class I, respectively.

•	Asset Size. The funds have differing asset sizes, with the Acquiring Fund having more assets than the Fund. As of December 31, 2017, the Acquiring Fund and the Fund had net assets of approximately $671.4 million and $177.7 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions. In connection with the Reorganization, Dreyfus currently estimates that approximately 17% of the Fund's portfolio securities may be sold by the Fund before consummation of the Reorganization. In addition, the Fund, the Acquiring Fund and the combined fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund. Any sales of portfolio securities by a fund will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser, sub-adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has more assets than the Fund. Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

Please telephone the undersigned at 212.969.3379, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman